Note 16 - Financial Instruments with Off-balance Sheet Risk - Financial Instrument Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loan Origination Commitments [Member]
Contractual obligations	$ 17,631	$ 10,184
Unfunded Commitments Under Lines of Credit [Member]
Contractual obligations	22,431	15,181
Standby Letters of Credit [Member]
Contractual obligations	$ 1,621	$ 38